Note 5 - Other Assets	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of other assets [text block]
5.	Other Assets

During the year, the Corporation purchased a reserve of krill oil amounting to
$970
to be used in production. The krill oil is expensed as it is used in the R&D production processes for
NKPL66
manufacturing.
$259
of krill oil from the reserve was used for the manufacturing of CaPre capsules as at
March 31, 2018,
as well as a credit of
$52
was received for damaged drums, leaving a balance of
$659
of which an amount of
$104
is estimated to be used in the next
twelve
-month period.